Distribution Date:	05/17/24	JPMBB Commercial Mortgage Securities Trust
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Attention: JPMBB 2013-C14 Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640LAA0	1.260400%	80,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640LAB8	3.019300%	278,327,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640LAC6	4.095700%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640LAD4	4.110881%	288,526,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46640LAE2	3.760700%	81,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46640LAH5	4.110881%	80,371,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	46640LAJ1	4.110881%	76,065,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.38%
C	46640LAK8	4.110881%	45,926,000.00	39,127,423.82	555,341.50	134,040.15	0.00	0.00	689,381.65	38,572,082.32	76.27%	12.38%
D	46640LAN2	4.110881%	53,102,000.00	53,102,000.00	0.00	181,913.33	0.00	0.00	181,913.33	53,102,000.00	43.59%	7.75%
E	46640LAQ5	4.110881%	11,482,000.00	11,482,000.00	0.00	53,671.31	0.00	0.00	53,671.31	11,482,000.00	36.52%	6.75%
F	46640LAS1	3.598000%	12,916,000.00	12,916,000.00	0.00	13,235.18	0.00	0.00	13,235.18	12,916,000.00	28.58%	5.63%
G	46640LAU6	3.598000%	22,963,000.00	22,963,000.00	0.00	0.00	0.00	0.00	0.00	22,963,000.00	14.45%	3.63%
NR	46640LAW2	3.598000%	41,620,829.00	23,478,533.00	0.00	0.00	0.00	0.00	0.00	23,478,533.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640LAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,151,929.00	163,068,956.82	555,341.50	382,859.97	0.00	0.00	938,201.47	162,513,615.32

X-A	46640LAF9	4.110881%	884,077,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46640LAL6	0.512881%	77,499,829.00	59,357,533.00	0.00	25,369.46	0.00	0.00	25,369.46	59,357,533.00
Notional SubTotal			961,576,829.00	59,357,533.00	0.00	25,369.46	0.00	0.00	25,369.46	59,357,533.00

Deal Distribution Total					555,341.50	408,229.43	0.00	0.00	963,570.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640LAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640LAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640LAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46640LAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46640LAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46640LAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46640LAK8	851.96672517	12.09209380	2.91861146	0.00000000	0.00000000	0.00000000	0.00000000	15.01070526	839.87463136
D	46640LAN2	1,000.00000000	0.00000000	3.42573406	0.00000000	0.00000000	0.00000000	0.00000000	3.42573406	1,000.00000000
E	46640LAQ5	1,000.00000000	0.00000000	4.67438687	(1.24865267)	0.00000000	0.00000000	0.00000000	4.67438687	1,000.00000000
F	46640LAS1	1,000.00000000	0.00000000	1.02471199	1.97362109	4.97195417	0.00000000	0.00000000	1.02471199	1,000.00000000
G	46640LAU6	1,000.00000000	0.00000000	0.00000000	2.99833341	5.99666681	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46640LAW2	564.10536657	0.00000000	0.00000000	1.69137597	43.73575980	0.00000000	0.00000000	0.00000000	564.10536657
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640LAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46640LAL6	765.90534155	0.00000000	0.32734859	0.00000000	0.00000000	0.00000000	0.00000000	0.32734859	765.90534155

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	04/01/24 - 04/30/24	30	0.00	25,369.46	0.00	25,369.46	0.00	0.00	0.00	25,369.46	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	04/01/24 - 04/30/24	30	0.00	134,040.15	0.00	134,040.15	0.00	0.00	0.00	134,040.15	0.00
D	04/01/24 - 04/30/24	30	0.00	181,913.33	0.00	181,913.33	0.00	0.00	0.00	181,913.33	0.00
E	04/01/24 - 04/30/24	30	14,337.03	39,334.28	0.00	39,334.28	(14,337.03)	0.00	0.00	53,671.31	0.00
F	04/01/24 - 04/30/24	30	38,726.47	38,726.47	0.00	38,726.47	25,491.29	0.00	0.00	13,235.18	64,217.76
G	04/01/24 - 04/30/24	30	68,850.73	68,850.73	0.00	68,850.73	68,850.73	0.00	0.00	0.00	137,701.46
NR	04/01/24 - 04/30/24	30	1,749,922.11	70,396.47	0.00	70,396.47	70,396.47	0.00	0.00	0.00	1,820,318.58
Totals			1,871,836.34	558,630.89	0.00	558,630.89	150,401.46	0.00	0.00	408,229.43	2,022,237.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	963,570.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	560,148.79	Master Servicing Fee	985.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	532.69
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	560,148.79	Total Fees	1,517.90

Principal		Expenses/Reimbursements
Scheduled Principal	555,341.50	Reimbursement for Interest on Advances	338.06
Unscheduled Principal Collections		ASER Amount	148,050.50
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,012.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	555,341.50	Total Expenses/Reimbursements	150,401.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	408,229.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	555,341.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	963,570.93
Total Funds Collected	1,115,490.29	Total Funds Distributed	1,115,490.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	163,068,956.82	163,068,956.82	Beginning Certificate Balance	163,068,956.82
(-) Scheduled Principal Collections	555,341.50	555,341.50	(-) Principal Distributions	555,341.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	162,513,615.32	162,513,615.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	163,823,413.79	163,823,413.79	Ending Certificate Balance	162,513,615.32
Ending Actual Collateral Balance	163,783,966.93	163,783,966.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	1	9,128,987.34	5.62%	(10)	5.3450	0.180000	1.30 or less	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
$10,000,000 to $19,999,999	1	16,203,744.98	9.97%	(9)	5.1900	(1.000000)	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $34,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$35,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	2	137,180,883.00	84.41%	(10)	3.9146	0.861105	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Missouri	1	16,203,744.98	9.97%	(9)	5.1900	(1.000000)
							Lodging	1	9,128,987.34	5.62%	(10)	5.3450	0.180000
Nevada	1	75,898,804.08	46.70%	(10)	3.9635	1.080000
							Office	1	16,203,744.98	9.97%	(9)	5.1900	(1.000000)
Texas	1	9,128,987.34	5.62%	(10)	5.3450	0.180000
							Retail	2	137,180,883.00	84.41%	(10)	3.9146	0.861105
Wisconsin	1	61,282,078.92	37.71%	(11)	3.8540	0.590000
							Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	2	137,180,883.00	84.41%	(10)	3.9146	0.861105	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
	4.95001% to 5.15000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
	5.15001% to 5.35000%	2	25,332,732.32	15.59%	(9)	5.2459	(0.574771)
	5.35001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	162,513,615.32	100.00%	(10)	4.1221	0.637280	299 Months or Less	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280	Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	162,513,615.32	100.00%	(10)	4.1221	0.637280			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	162,513,615.32	100.00%	(10)	4.1221	0.637280
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30305542	RT	Las Vegas	NV	Actual/360	3.963%	251,766.29	326,639.63	0.00	N/A	07/01/23	07/01/26	76,225,443.71	75,898,804.08	05/01/24
5	30305076	RT	Greendale	WI	Actual/360	3.854%	197,313.70	154,463.82	0.00	N/A	06/06/23	--	61,436,542.74	61,282,078.92	09/06/23
18	30305546	OF	St Louis	MO	Actual/360	5.190%	70,251.80	39,446.86	0.00	N/A	08/01/23	--	16,243,191.84	16,203,744.98	05/01/24
25	30305564	LO	Fort Worth	TX	Actual/360	5.345%	40,817.00	34,791.19	0.00	N/A	07/06/23	--	9,163,778.53	9,128,987.34	03/06/24
Totals							560,148.79	555,341.50	0.00				163,068,956.82	162,513,615.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,990,424.93	2,951,332.46	01/01/24	03/31/24	10/11/23	6,226,641.93	0.00	0.00	0.00	0.00	0.00
5	5,297,252.77	4,845,723.41	04/01/23	03/31/24	11/13/23	42,932,416.27	1,070,038.68	213,499.93	1,742,090.23	4,998,201.65	0.00
18	1,844,099.82	(219,707.73)	01/01/24	03/31/24	11/13/23	0.00	0.00	0.00	0.00	0.00	0.00
25	344,647.52	0.00	--	--	01/11/24	2,324,670.14	21,034.39	65,178.11	130,104.21	11,389.71	0.00
Totals	18,476,425.04	7,577,348.14				51,483,728.34	1,091,073.07	278,678.04	1,872,194.44	5,009,591.36	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	1	61,282,078.92	0	0.00	0	0.00	0	0.00	0	0.00	4.122103%	4.110433%	(10)
04/17/24	0	0.00	0	0.00	0	0.00	1	61,436,542.74	0	0.00	0	0.00	0	0.00	0	0.00	4.122051%	4.110381%	(9)
03/15/24	0	0.00	0	0.00	0	0.00	1	61,583,940.27	0	0.00	1	76,542,608.64	0	0.00	0	0.00	4.121992%	4.110322%	(8)
02/16/24	0	0.00	0	0.00	0	0.00	1	61,744,026.60	0	0.00	0	0.00	0	0.00	0	0.00	4.121946%	4.110276%	(7)
01/18/24	0	0.00	0	0.00	0	0.00	1	61,890,407.05	0	0.00	0	0.00	0	0.00	0	0.00	4.121887%	4.110217%	(6)
12/15/23	0	0.00	0	0.00	0	0.00	1	62,036,303.31	0	0.00	1	0.00	0	0.00	0	0.00	4.121828%	4.110158%	(5)
11/17/23	0	0.00	0	0.00	0	0.00	1	62,188,352.57	0	0.00	0	0.00	0	0.00	0	0.00	4.161631%	4.149961%	(4)
10/17/23	0	0.00	0	0.00	0	0.00	1	62,333,263.30	0	0.00	1	6,423,563.40	0	0.00	0	0.00	4.161537%	4.149867%	(3)
09/15/23	0	0.00	0	0.00	0	0.00	1	62,484,361.88	0	0.00	0	0.00	0	0.00	1	4,271,793.56	4.161451%	4.149781%	(2)
08/17/23	0	0.00	0	0.00	0	0.00	1	62,628,293.49	0	0.00	0	0.00	0	0.00	0	0.00	4.183056%	4.171386%	(1)
07/17/23	0	0.00	0	0.00	0	0.00	1	62,771,749.01	0	0.00	0	0.00	0	0.00	1	7,264,835.27	4.234329%	4.222659%	0
06/16/23	0	0.00	0	0.00	0	0.00	1	62,921,443.83	0	0.00	0	0.00	0	0.00	0	0.00	4.368492%	4.354421%	1
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305076	09/06/23	7	5	213,499.93	1,742,090.23	5,376,197.84	62,484,361.88	07/03/20	13		12/16/20
25	30305564	03/06/24	1	5	65,178.11	130,104.21	18,514.71	9,197,055.99	07/07/23	98
Totals					278,678.04	1,872,194.44	5,394,712.55	71,681,417.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		86,614,811	16,203,745	9,128,987		61,282,079
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		75,898,804	75,898,804	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	162,513,615	92,102,549	9,128,987	0	61,282,079	0
Apr-24	163,068,957	92,468,636	9,163,779	0	61,436,543	0
Mar-24	163,603,737	92,822,741	0	9,197,056	61,583,940	0
Feb-24	164,174,094	102,430,068	0	0	61,744,027	0
Jan-24	164,704,980	93,548,702	0	0	71,156,278	0
Dec-23	165,233,997	93,899,013	0	0	71,334,984	0
Nov-23	172,189,554	100,668,483	0	0	71,521,072	0
Oct-23	172,728,857	101,030,371	0	0	71,698,486	0
Sep-23	173,286,207	163,887,241	0	0	9,398,966	0
Aug-23	178,093,415	106,033,955	0	0	72,059,460	0
Jul-23	192,078,840	119,843,872	0	0	72,234,968	0
Jun-23	259,107,644	196,186,201	0	0	62,921,444	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30305542	75,898,804.08	75,898,804.08	112,000,000.00	07/27/23	2,795,984.71	1.08000	03/31/24	07/01/23	169
5	30305076	61,282,078.92	62,484,361.88	41,200,000.00	08/29/23	4,173,111.41	0.59000	03/31/24	06/06/23	230
18	30305546	16,203,744.98	16,203,744.98	16,800,000.00	07/11/23	(327,501.48)	(1.00000)	03/31/24	08/01/23	230
25	30305564	9,128,987.34	9,197,055.99	20,300,000.00	06/05/13	161,068.68	0.18000	06/30/23	07/06/23	169
Totals		162,513,615.32	163,783,966.93	190,300,000.00		6,802,663.32

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30305542	RT	NV	10/01/20	8
Special Servicer comments are not available for this cycle.

5	30305076	RT	WI	07/03/20	13

Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in

Greendale, W I, a suburb of Milwaukee. Legal counsel has been engaged and a receiver was appointed on 12/18/20. We are considering changes to the existing REA as the Village has purchased a neighboring property and has plans to sell it to a developer to construct an apartment complex. If/when the REA is updated / formally accepted by all relevant parties, the property may be listed for sale by the receiver.

18	30305546	OF	MO	05/09/23	13

loan transferred to special servicing on 5/9/2023 for Imminent Monetary Default (Balloon/Maturity Default). Special Servicer filed for Receivership and Trident Pacific was appointed as the Receiver on 10/31/2023. Special Servicer is making principal and Interest payments and working with the Receiver to maintain occupancy and lease up as much vacant space as possible in a challenging office environment. The subject property is a 423,634/sf office tower consisting of 22 floors located in downtown St. Loui s. The office tower encompasses an entire city block and is situated on a 1.5-acre parcel of land. The loan matured on 8/1/2023 and the borrower requested a loan extension but did not accept the extension terms provided to them.

25	30305564	LO	TX	07/07/23	98

Asset is under purchase contract. Debtor provided Midland a copy of executed Purchase Agreement. Per debtor loan is anticipated to be paid off in full on 5.24.2024. Midland provided debtor with payoff statement effective for that day. Should the acquisition fail for any reason, Midland counsel is in position to move forward immediately with posting asset for the next Foreclosure Sale, scheduled for June 7, 2024. Received recorded Appointment of Substitute Trustee and Request to

Act filing and sent notice to Franchise to alert of lender intent to foreclose. The loan was transferred to SS due to Maturity Loan default. The collateral is the 127 room Ft. Worth Hilton Garden Inn. Counsel has been retained and Borrower has been contacted with pre-negotiation letter and notice of default. Legal notice of default has also been sent by counsel and Borrower has not responded to pre-negotiation letter however contact has been established with Borrower and a pay off quote was requested by Borrower and provided by Lender. Borrower has requested a discounted pay-off no agreement could be reached and Lender is proceeding with foreclosure and the appointment of a receiver. Working with counsel to get the legal filings drafted so that they can be files with the court. Lender is not contemplating a DPO at this time. Following discussion with counsel and DCH, Midland (with concurrence from DCH) have agreed to continue with enforcement action available under loan documents, to include foreclosure filing. However, Midland will not seek Receivership appointment of the asset at this time.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30305542	0.00	3.96350%	0.00	3.96350%	1	02/12/24	02/12/24	02/28/24
25	30305564	10,608,155.92	5.34500%	10,608,155.92	5.34500%	8	06/01/20	04/06/20	06/09/20
32	30305540	6,994,014.15	5.19250%	6,994,014.15	5.19250%	8	07/10/20	04/01/20	07/13/20
32	30305540	6,909,224.40	5.19250%	6,909,224.40	5.19250%	8	10/23/20	09/01/20	10/26/20
32	30305540	0.00	5.19250%	0.00	5.19250%	10	08/01/23	08/01/23	09/28/23
32	30305540	0.00	5.19250%	0.00	5.19250%	10	10/01/23	10/01/23	11/15/23
Totals		10,608,155.92		10,608,155.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30305535	07/17/18	45,789,425.12	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30305534	02/18/21	21,631,269.96	5,000,000.00	6,088,271.33	1,463,311.29	6,088,271.33	4,624,960.04	17,006,309.92	0.00	116,520.64	16,889,789.28	64.58%
30	30305566	07/17/23	7,777,868.42	13,700,000.00	8,778,304.95	1,513,469.68	8,778,304.95	7,264,835.27	513,033.15	0.00	0.00	513,033.15	5.40%
36	30305570	06/17/21	5,540,936.11	4,225,000.00	5,330,502.43	536,079.06	5,330,502.43	4,794,423.37	746,512.74	0.00	53,126.54	693,386.20	10.34%
40	30305574	06/17/21	3,800,475.76	6,200,000.00	4,500,000.00	699,577.02	4,500,000.00	3,800,422.98	52.78	0.00	(46,035.25)	46,088.03	0.88%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			84,539,975.37	106,325,000.00	24,697,078.71	4,212,437.05	24,697,078.71	20,484,641.66	18,265,908.59	0.00	123,611.93	18,142,296.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30305535	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30305534	05/17/22	0.00	0.00	16,889,789.28	0.00	0.00	(202,487.85)	0.00	0.00	16,889,789.28
		02/17/22	0.00	0.00	17,092,277.13	0.00	0.00	85,967.21	0.00	0.00
		02/18/21	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92	0.00	0.00
30	30305566	07/17/23	0.00	0.00	513,033.15	0.00	0.00	513,033.15	0.00	0.00	513,033.15
36	30305570	05/17/22	0.00	0.00	693,386.20	0.00	0.00	(51,710.66)	0.00	0.00	693,386.20
		12/17/21	0.00	0.00	745,096.86	0.00	0.00	(27,606.89)	0.00	0.00
		08/17/21	0.00	0.00	772,703.75	0.00	0.00	26,191.01	0.00	0.00
		06/17/21	0.00	0.00	746,512.74	0.00	0.00	746,512.74	0.00	0.00
40	30305574	03/17/22	0.00	0.00	46,088.03	0.00	0.00	41.00	0.00	0.00	46,088.03
		02/17/22	0.00	0.00	46,047.03	0.00	0.00	45,994.25	0.00	0.00
		06/17/21	0.00	0.00	52.78	0.00	0.00	52.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,142,296.66	0.00	0.00	18,142,296.66	0.00	0.00	18,142,296.66

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(16,079.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	12,799.28	0.00	0.00	137,705.72	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,384.00	0.00	0.00	0.00	0.00	0.00	338.06	0.00	0.00	0.00
25	0.00	0.00	1,909.12	0.00	0.00	10,344.78	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,012.90	0.00	0.00	148,050.50	0.00	0.00	338.06	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		150,401.46

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Supplemental Notes
None

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